Capital Surplus (Tables)	12 Months Ended
Dec. 31, 2024
Capital Surplus [Abstract]
Schedule of Capital Surplus	Capital surplus should not be used to cover accumulated deficit unless the legal reserve is insufficient.
	2022
	Share premium	Employee stock options	Employee stock options- expired	Changes in ownership interest in subsidiaries	Total
January 1	$5,998,682	$109,305	$6,997	$47,173	$6,162,157
From share of changes in equities of subsidiaries	—	—	—	88,455	88,455
Share-based payments	—	237,301	—	—	237,301
December 31	$5,998,682	$346,606	$6,997	$135,628	$6,487,913
	2023
	Share premium	Employee stock options	Employee stock options- expired	Changes in ownership interest in subsidiaries	Total
January 1	$5,998,682	$346,606	$6,997	$135,628	$6,487,913
Issuance of ordinary shares	600,952	—	—	—	600,952
Preferred shares conversion	26,907,495	—	—	—	26,907,495
Acquisition of subsidiaries	70,619,903	—	—	—	70,619,903
Changes in non-controlling interests	—	—	—	708,719	708,719
Share-based payments	162,029	118,800	—	—	280,829
Employee stock options exercised	62,923	(62,923)	—	—	—
Employee stock options forfeited	—	(1,482)	1,482	—	—
December 31	$104,351,984	$401,001	$8,479	$844,347	$105,605,811
	2024
	Share premium	Employee stock options	Employee stock options- expired	Restricted stocks	Changes in ownership interest in subsidiaries	Total
January 1	$104,351,984	$401,001	$8,479	$—	$844,347	$105,605,811
Share-based payments	22,884	212,374	—	—	—	235,258
Employee stock options exercised	6,091	(6,091)	—	—	—	—
Employee stock options forfeited	—	(16,942)	16,942	—	—	—
Restricted stocks	—	—	—	147,816	—	147,816
Issuance of ordinary shares, net of issuance costs (Note 1)	45,060,227	—	—	—	—	45,060,227
Reverse share split as part of the recapitalization	19,489	—	—	—	—	19,489
Commitment shares (Note 2)	450,000	—	—	—	—	450,000
Acquisition of subsidiaries (Note 3)	3,184,536	—	—	—	—	3,184,536
December 31	$153,095,211	$590,342	$25,421	$147,816	$844,347	$154,703,137

Note 1:    In connection with the Recapitalization, the Company recognized capital surplus of $45,060,227 due to issuance of ordinary shares. Please refer to Note 19 for details.

Note 2:    On November 25, 2024, the Company entered an Agreement with Tumim (the “Tumim ELOC SPA”) and became obligated to issue a number of the Company’s ordinary shares (the “Commitment Shares”) to Tumim as consideration for its irrevocable commitment for the equity line of credit. The Commitment Shares amounted to $450,000 was accounted under IFRS 2 in capital surplus. Please refer to Note 19 j) for details.

Note 3:    In connection with the acquisition of Green Quest, the Company recognized capital surplus of $3,184,536 for the purchase price consideration. Please refer to Note 32 for details.